Note 15 - Segment Reporting	12 Months Ended
Sep. 30, 2018
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
Note
1
5
– Segment Reporting

The Company has
two
reporting segments, Cable Television and Telecommunications, as described below.

Cable Television (“Cable TV”)

The Company’s Cable TV segment sells new, surplus and re-manufactured cable television equipment throughout North America, Central America, South America and, to a substantially lesser extent, other international regions that utilize the same technology. In addition, this segment repairs cable television equipment for various cable companies.

Telecommunications (“Telco”)

The Company’s Telco segment sells new and used telecommunications networking equipment, including both central office and customer premise equipment, to its customer base of telecommunications providers, enterprise customers and resellers located primarily in North America. In addition, this segment offers its customers decommissioning services for surplus and obsolete equipment, which it in turn processes through its recycling program.

The Company evaluates performance and allocates its resources based on operating income. The accounting policies of its reportable segments are the same as those described in the summary of significant accounting policies.

Segment assets consist primarily of cash and cash equivalents, accounts receivable, inventory, property and equipment, goodwill and intangible assets.

	Years Ended
	September 30, 2018	September 30, 2017	September 30, 2016
Sales
Cable TV	$19,940,705	$22,806,175	$22,996,998
Telco	27,522,696	25,994,521	15,800,424
Intersegment	(49,414)	(86,950)	(134,158)
Total sales	$47,413,987	$48,713,746	$38,663,264

Gross profit
Cable TV	$3,805,761	$7,738,355	$7,753,735
Telco	7,417,215	7,072,238	4,687,148
Total gross profit	$11,222,976	$14,810,593	$12,440,883

Operating income (loss)
Cable TV	$(2,570,050)	$1,834,484	$1,478,676
Telco	(2,623,360)	(1,688,878)	(1,134,815)
Total operating income (loss)	$(5,193,410)	$145,606	$343,861

Segment assets
Cable TV	$18,371,530	$24,116,395	$25,201,697
Telco	22,173,797	24,135,091	15,122,911
Non-allocated	3,849,293	6,596,119	9,943,551
Total assets	$44,394,620	$54,847,605	$50,268,159